Liquidity (Details Narrative) - USD ($)		12 Months Ended
	Apr. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Working capital		$ 24,200,000	$ 12,900,000
Cash Equivalents, at Carrying Value		300,000
Accounts Receivable, after Allowance for Credit Loss, Current		29,076,549	20,090,775
Contract assets, current		34,280,084	$ 16,821,489
Realization of account receivable		$ 5,600,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net preoceeds pubic offering	$ 600,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000
Net preoceeds pubic offering	$ 600,000